1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Devon Roberson Devon.roberson@dechert.com +1 202 261 3477 Direct

March 3, 2023

Via Edgar

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (File Nos. 033-07647 and 811-04782) (the “Registrant”)

Post-Effective Amendment No. 295 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), we hereby certify on behalf of the Registrant that the respective form of Prospectuses for each of the HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Money Market Fund, HSBC ESG Prime Money Market Fund, HSBC RadiantESG U.S. Smaller Companies Fund and HSBC RadiantESG U.S. Smaller Companies Fund (Class I) that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 295, which was filed on February 28, 2023; and (ii) the text of Post-Effective Amendment No. 295 was filed electronically on February 28, 2023.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3477.

Very truly yours,

/s/ Devon Roberson

Devon Roberson